SCHEDULE OF INTEREST EXPENSES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	May 31, 2024	May 31, 2023
Debt Disclosure [Abstract]
Interest on notes	$ 11,230	$ 4,978	$ 23,232	$ 44,531
Amortization of discount	8,936	5,122	25,367	69,644
Total	$ 20,166	$ 10,100	$ 48,599	$ 114,175